SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of useful lives of property, plant and equipment
Years
Furniture, test or manufacturing equipment	5
Computers and software	2 – 3
Automobiles	5
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets

Schedule of changes in AOCI, including the amounts reclassified to income
Foreign currency translation and unrealized gain, net of tax
(in thousands)
Balance at December 31, 2012	$79,621
Loss recorded in other comprehensive loss	(6,671)
Less: Gain reclassified from AOCI to income	(7,088)
Balance at December 31, 2013	65,862
Loss recorded in other comprehensive loss	(2,902)
Unrealized gain from available-for-sale investments	673
Less: Loss reclassified from AOCI to income	121
Balance at December 31, 2014	$63,754

Summary of the total potential ordinary shares that were excluded from the diluted per share calculation

	Years ended December 31,
	2014	2013	2012
		(in thousands)
Anti-dilutive stock options and awards/units outstanding	1,784	1,734	2,002
Total(1)	1,784	1,734	2,002

(1)
Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions.